UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22384

                      Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

       152 West 57th Floor,                 New York, NY 10019

(Address of principal executive offices)

(Zip code)

Emile Molineaux

 Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 6/30/10

Item 1.  Schedule of Investments.

	Nile Pan Africa Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2010
Shares		Market Value
	COMMON STOCK - 72.36%
	BANKS - 7.64%
220,000	Access Bank PLC *	$ 11,896
90,000	Guaranty Trust Bank PLC	10,003
180,000	Skye Bank PLC	9,673
800	Standard Bank Group Ltd.	10,740
		42,312
	BEVERAGES - 6.40%
44,000	Nigerian Breweries PLC	18,505
600	SAB Miller PLC	16,940
		35,445
	BUILDING MATERIALS - 4.93%
65,000	Benue Cement Co. PLC	27,336

	COAL - 3.71%
2,300	Riversdale Mining Ltd. *	20,574

	COMMERCIAL SERVICES - 5.54%
12,500	Centamin Egypt Ltd. *	30,714

	DIVERSIFIED FINANCIAL SERVICES - 1.79%
2,500	African Bank Investments Ltd.	9,922

	FOOD - 1.95%
4,500	Nestle Foods Nigeria PLC	10,814

	INSURANCE - 3.30%
6,000	Old Mutual PLC	9,282
3,000	Sanlam Ltd.	8,992
		18,274
	IRON/STEEL - 1.79%
17,000	Bellzone Mining PLC *	9,909

	MINING - 17.56%
1,200	African Barrick Gold Ltd. *	11,380
6,900	African Minerals Ltd. *	37,126
100	Anglo Platinum Ltd. *	9,558
200	First Quantum Minerals Ltd.	10,099
200	Randgold Resources Ltd. - ADR	18,950
400	Red Back Mining, Inc. *	10,150
		97,263
	OIL & GAS - 10.10%
22,000	Afren PLC *	27,966
20,000	Oando PLC	10,013
1,200	Tullow Oil PLC	17,989
		55,968
	Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2010
Shares		Market Value
	TELECOMMUNICATIONS - 7.65%
3,200	MTN Group Ltd.	$ 42,376

	TOTAL COMMON STOCK	400,907
	( Cost - $409,319)

	SHORT-TERM INVESTMENTS - 43.51%
	MONEY MARKET FUND - 43.51%
241,048	AIM STIT-Treasury Portfolio, 0.02% +	241,048
	TOTAL SHORT-TERM INVESTMENTS	241,048
	( Cost - $241,048)

	TOTAL INVESTMENTS - 115.87%
	( Cost - $650,367)	$ 641,955
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.87) %	(87,917)
	NET ASSETS - 100.00%	$ 554,036

* Non-Income producing security.
+ Reflects yield at June 30, 2010
ADR - American Depositary Receipt

	At June 30, 2010, net unrealized appreciation (depreciation) on investment securities, for financial
	reporting purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was
	an excess of value over cost:	$ 4,935
	Aggregate gross unrealized depreciation for all investments for which there was
	an excess of cost over value:	(13,347)
	Net unrealized depreciation	$ (8,412)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

	Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2010
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 400,907	$ -	$ -	$ 400,907
Short-Term Investments	$ 241,048	-	-	$ 241,048
Total	$ 641,955	$ -	$ -	$ 641,955

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

8/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

8/24/10

By (Signature and Title)

/s/ Robert Roach

       Robert Roach, Secretary, Treasurer, and CCO

Date    8/24/10